Parent Company Financial Information	12 Months Ended
Dec. 31, 2015
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Parent Company Financial Information [Text Block]

Note 25 – Parent Company Financial Information

Following are condensed statements of the parent company:

Statements of Condition	Year Ended December 31
(Dollars in thousands)	2015	2014
Assets:
Cash	$138,139	$167,562
Securities available-for-sale	2,061	2,634
Notes receivable	3,339	3,460
Allowance for loan losses	(925)	(925)
Investments in subsidiaries:
Bank	2,619,715	2,761,725
Non-bank	27,677	17,870
Other assets	186,005	195,898
Total assets	$2,976,011	$3,148,224
Liabilities and equity:
Other short-term borrowings	$-	$3,000
Accrued employee benefits and other liabilities	140,588	138,233
Term borrowings	491,268	720,832
Total liabilities	631,856	862,065
Total equity	2,344,155	2,286,159
Total liabilities and equity	$2,976,011	$3,148,224

Certain previously reported amounts have been reclassified to agree with the current presentation

Statements of Income	Year Ended December 31
(Dollars in thousands)	2015	2014	2013
Dividend income:
Bank	$325,000	$180,000	$180,000
Non-bank	1,150	446	957
Total dividend income	326,150	180,446	180,957
Interest income	-	2	125
Other income	5,884	6,265	3,468
Total income	332,034	186,713	184,550
Provision/(provision credit) for loan losses	-	-	(925)
Interest expense:
Short-term debt	6	9	20
Term borrowings	23,579	23,808	24,058
Total interest expense	23,585	23,817	24,078
Compensation, employee benefits and other expense	36,388	30,400	37,490
Total expense	59,973	54,217	60,643
Income/(loss) before income taxes	272,061	132,496	123,907
Income tax benefit	(21,757)	(20,599)	(20,897)
Income/(loss) before equity in undistributed net income of subsidiaries	293,818	153,095	144,804
Equity in undistributed net income/(loss) of subsidiaries:
Bank	(207,831)	68,836	(117,600)
Non-bank	(108)	588	(300)
Net income/(loss) attributable to the controlling interest	$85,879	$222,519	$26,904

Statements of Cash Flows	Year Ended December 31
(Dollars in thousands)	2015	2014	2013
Operating activities:
Net income/(loss)	$85,879	$222,519	$26,904
Less undistributed net income/(loss) of subsidiaries	(207,939)	69,424	(117,900)
Income/(loss) before undistributed net income of subsidiaries	293,818	153,095	144,804
Adjustments to reconcile income to net cash provided by operating activities:
Depreciation, amortization, and other	(276)	(390)	(1,314)
(Gain)/loss on securities	259	(5,736)	(2,182)
Stock-based compensation expense	13,796	11,351	16,144
(Gain)/loss on extinguishment of debt	(5,793)	-	-
Net (increase)/decrease in interest receivable and other assets	(6,029)	(1,836)	(4,959)
Net (decrease)/increase in interest payable and other liabilities	(6,777)	1,505	8,626
Total adjustments	(4,820)	4,894	16,315
Net cash provided/(used) by operating activities	288,998	157,989	161,119
Investing activities:
Securities:
Sales and prepayments	1,371	4,693	599
Purchases	(740)	(40)	(120)
Premises and equipment:
Sales/(purchases)	14	(20)	(63)
Decrease/(increase) in interest-bearing cash	-	15,800	64,200
Return on investment in subsidiary	93	150	90
Investment in subsidiary	(9,372)	-	-
Cash paid for acquisition, net	(18,251)	-	-
Net cash provided/(used) by investing activities	(26,885)	20,583	64,706
Financing activities:
Preferred stock:
Proceeds from issuance of preferred stock	-	-	95,624
Cash dividends	(6,200)	(6,200)	(4,288)
Common stock:
Exercise of stock options	7,219	1,864	651
Cash dividends	(53,947)	(47,366)	(38,229)
Repurchase of shares	(32,648)	(43,579)	(91,533)
Term borrowings:
Proceeds from issuance of term borrowings	497,040	-	-
Repayment of term borrowings	(700,000)	-	(100,000)
Increase/(decrease) in short-term borrowings	(3,000)	3,000	(27,200)
Net cash (used)/provided by financing activities	(291,536)	(92,281)	(164,975)
Net increase/(decrease) in cash and cash equivalents	(29,423)	86,291	60,850
Cash and cash equivalents at beginning of year	167,562	81,271	20,421
Cash and cash equivalents at end of year	$138,139	$167,562	$81,271
Total interest paid	$24,345	$23,282	$24,102
Income taxes received from subsidiaries	32,202	17,053	31,075